State Tax-Free Income Trust	07/01/2016 to 06/30/2017

ICA File Number: 811-4521
Registrant Name: T. Rowe Price State Tax-Free Income Trust
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

The funds listed below did not vote proxies relating to portfolio securities during the period covered by this report.

Georgia Tax-Free Bond Fund
Maryland Short-Term Tax-Free Bond Fund
Maryland Tax-Free Bond Fund
Maryland Tax-Free Money Fund
New Jersey Tax-Free Bond Fund
New York Tax-Free Bond Fund
New York Tax-Free Money Fund

_______________________________________________________________________________

Virginia Tax-Free Bond Fund

________________________________________________________________________________
Ingevity Corp
Ticker     Security ID:             Meeting Date          Meeting Status
NGVT       CUSIP 45688C107          04/27/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Richard B. Kelson  Mgmt       For        For        For
2          Elect D. Michael Wilson  Mgmt       For        For        For
3          Approval of the 2017     Mgmt       For        For        For
            Employee Stock
            Purchase
            Plan

4          Approval of material     Mgmt       For        For        For
            terms of 162(m)
            performance goals
            under the 2016
            Omnibus Incentive
            Plan

5          Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

6          Frequency of Advisory    Mgmt       1 Year     1 Year     For
            Vote on Executive
            Compensation

7          Ratification of Auditor  Mgmt       For        For        For

________________________________________________________________________________
VA ST SBFAR SR LN EXPRESS LANES LLC AMT 5% NOTES due July 01, 2034
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    CUSIP 928104LM8          05/23/2017            Voted
Meeting Type                        Country of Trade
Consent                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the consent     N/A         N/A        For        N/A
            documentation, disclose
            beneficial owner in order
            to be considered for
            priority order status for
            the series 2017 bonds,
            if, as and when offered
            for sale.

________________________________________________________________________________
VA ST SBFAR SR LN EXPRESS LANES LLC AMT 5% NOTES due January 01, 2040
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    CUSIP 928104LN6          05/23/2017            Voted
Meeting Type                        Country of Trade
Consent                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the consent     N/A         N/A        For        N/A
            documentation, disclose
            beneficial owner in order
            to be considered for
            priority order status for
            the series 2017 bonds,
            if, as and when offered
            for sale.

_______________________________________________________________________________
WestRock Company
Ticker     Security ID:             Meeting Date          Meeting Status
WRK        CUSIP 96145D105          01/27/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Timothy J.         Mgmt       For        For        For
            Bernlohr

2          Elect J. Powell Brown    Mgmt       For        For        For
3          Elect Michael E.         Mgmt       For        For        For
            Campbell

4          Elect Terrell K. Crews   Mgmt       For        For        For
5          Elect Russell M. Currey  Mgmt       For        For        For
6          Elect John A. Luke, Jr.  Mgmt       For        For        For
7          Elect Gracia C. Martore  Mgmt       For        For        For
8          Elect James E. Nevels    Mgmt       For        For        For
9          Elect Timothy H. Powers  Mgmt       For        For        For
10         Elect Steven C.          Mgmt       For        For        For
            Voorhees

11         Elect Bettina M. Whyte   Mgmt       For        For        For
12         Elect Alan D. Wilson     Mgmt       For        For        For
13         Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

14         Frequency of Advisory    Mgmt       1 Year     1 Year     For
            Vote on Executive
            Compensation

15         Ratification of Auditor  Mgmt       For        For        For